Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000255834 | Texas
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000255834 | Florida
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000255834 | New York
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000255834 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000255834 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000255834 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000255834 | Washington
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000255834 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255834 | Indiana
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255834 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000255834 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000255834 | Maturity Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255834 | Greater than 10 Years
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000255834 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000255834 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000255834 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000255834 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255834 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255834 | AA
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000255834 | A
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000255834 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000218348 | FR_67098H104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218348 | FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218348 | FR_749527107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218348 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218348 | FR_71385M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218348 | FR_45688C107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218348 | FR_382550101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218348 | FR_562750109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218348 | FR_589378108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218348 | FR_21874C102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218348 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218348 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218348 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000218348 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218348 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000218348 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000218348 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000218348 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000218348 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000218348 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000218348 | North America
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000218348 | Asia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247047 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000247047 | FR_626735906
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000247047 | FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000247047 | FR_BNYK8H903
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247047 | FR_BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247047 | FR_BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247047 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247047 | FR_653665901
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247047 | FR_88034P109
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247047 | FR_B27WRM901
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247047 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000247047 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000247047 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000247047 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000247047 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247047 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247047 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000247047 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247047 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000247047 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247047 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247047 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000247047 | Asia
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000247048 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000247048 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000247048 | FR_Y4600W108
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000247048 | FR_BN4N9C900
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247048 | FR_B10LQP908
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247048 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000247048 | FR_G29018101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247048 | FR_674428909
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247048 | FR_BD0YVN903
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247048 | FR_B63QM7907
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247048 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247048 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247048 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000247048 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000247048 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000247048 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000247048 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000247048 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000247048 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247048 | North America
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247048 | Asia
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000247048 | South America
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000247048 | Europe
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000247048 | Africa
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000247050 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000247050 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000247050 | FR_B8C3BL905
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000247050 | FR_G0403H108
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000247050 | FR_40415F101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247050 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247050 | FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247050 | FR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247050 | FR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247050 | FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247050 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247050 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247050 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000247050 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000247050 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000247050 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000247050 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000247050 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247050 | North America
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000247050 | Asia
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000247050 | South America
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000247050 | Europe
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000243085 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243085 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243085 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243085 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000243085 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243085 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243085 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000243085 | FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000243085 | FR_670346105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243085 | FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243085 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243085 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243085 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000243085 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000243085 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243085 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000243085 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243085 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000243085 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000243085 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000243085 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243085 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000243085 | North America
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000243085 | Europe
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229357 | FR_TSR_Top10_USLONGBOND
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)
C000229357 | FR_TSR_Top10_JPNYENCURRFUT
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000229357 | FR_TSR_Top10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229357 | FR_TSR_Top10_WTICRUDE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000229357 | FR_TSR_Top10_MSCIEMGMKT
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000229357 | FR_TSR_Top10_MSCIEAFE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000229357 | FR_TSR_Top10_S+P500EMINI
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000229357 | FR_TSR_Top10_US10YRNOTE
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000229357 | FR_TSR_Top10_EUROFXCURRFUT
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000229357 | FR_TSR_Top10_TBILL
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000229357 | FR_TSR_Top10_US2YRNOTE
Holdings [Line Items]
Percent of Net Asset Value	84.60%
C000229357 | Emerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000229357 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000229357 | International Developed Equities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000229357 | US Equities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000229357 | Currencies
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000229357 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000229356 | Maturity Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229356 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229356 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000229356 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000229356 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000229356 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229356 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229356 | A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000229356 | BBB
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000229356 | BB
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000229356 | B
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229356 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000229356 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000229356 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000229356 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000229356 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000229356 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000229356 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229356 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015260 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015260 | FR_G0403H108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015260 | FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015260 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000015260 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015260 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000015260 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015260 | FR_002824100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015260 | FR_70432V102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015260 | FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015260 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015260 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015260 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015260 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015260 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000015260 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000015260 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015260 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000015260 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000015260 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015260 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015260 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015260 | North America
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000015260 | Asia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015260 | Europe
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000183970 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000183970 | Maturity Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000183970 | Below B
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183970 | Greater than 10 Years
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000183970 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000183970 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000183970 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000183970 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000183970 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000183970 | AA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000183970 | A
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000183970 | BBB
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000183970 | BB
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000183970 | B
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000183970 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000183970 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000183970 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000183970 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000183970 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000183970 | AssetGovernment Securities & Agency Issue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183970 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000015261 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015261 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015261 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015261 | FR_B8C3BL905
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015261 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015261 | FR_646059907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015261 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015261 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015261 | FR_664054004
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015261 | FR_ACI1DMSD2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015261 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015261 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015261 | Region Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015261 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015261 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015261 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000015261 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000015261 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000015261 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000015261 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000015261 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000015261 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015261 | North America
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000015261 | Asia
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000015261 | South America
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015261 | Europe
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000244515 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244515 | FR_G0403H108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244515 | FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244515 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244515 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244515 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000244515 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000244515 | FR_002824100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244515 | FR_70432V102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244515 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244515 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244515 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244515 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244515 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000244515 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000244515 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000244515 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000244515 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244515 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244515 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244515 | North America
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000244515 | South America
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244515 | Europe
Holdings [Line Items]
Percent of Net Asset Value	11.80%